Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ 4,832,848	$ (2,632,760)
Adjustments to reconcile net income (loss) to net provided by (cash used) in operating activities:
Change in fair value of warrants	(4,585,205)	(956,035)
Interest earned on cash and marketable securities held in Trust Account	(3,984,085)	(115,444)
Changes in operating assets and liabilities:
Prepaid expenses	201,892	(279,666)
Income taxes payable	795,203
Accrued offering costs and expenses	1,653,664	3,311,387
Cash held in Trust for redeemed shares	(1,093,204)
Common stock to be redeemed	1,093,204
Due to related party	120,000	214
Net cash provided by (used in) operating activities	(965,683)	(672,304)
Cash Flows from Investing Activities:
Investment held in Trust Account		(276,000,000)
Cash withdrawn for redemptions, net	253,712,545
Cash withdrawn from Trust Account to pay franchise tax and income taxes	1,345,596
Net cash provided by (used in) investing activities	255,058,141	(276,000,000)
Cash Flows from Financing Activities:
Proceeds from Initial Public Offering, net of underwriters' fees		270,480,000
Proceeds from private placement		7,270,000
Payments of offering costs		(651,036)
Proceeds from issuance of promissory note to related party	150,000	150,000
Redemption of common stock, net	(253,712,545)
Payment of promissory note to related party		(150,000)
Net cash (used in) provided by financing activities	(253,562,545)	277,098,964
Net Change in Cash	529,913	426,660
Cash – Beginning	462,274	35,614
Cash – Ending	992,187	462,274
Non-Cash Investing and Financing Activities:
Deferred underwriting commissions charged to additional paid-in capital	(2,898,000)	9,660,000
Initial value of common stock subject to possible redemption		276,000,000
Remeasurement of carrying value to redemption value	2,986,368
Deferred offering costs paid by Sponsor loan		18,773
Modification to Private Placement Warrants to qualify as liability		$ 6,000,476
Reduction of deferred underwriting fee payable	$ 2,898,000